As filed with the Securities and Exchange Commission on March 12, 2012

Securities Act File No. 333-57793

Investment Company Act of 1940 File No. 811-08839

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 82	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 84

SPDR® SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (866) 787-2257

Copies to:

Ryan M. Louvar, Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis and Bockius LLP 1111 Pennsylvania Ave., NW Washington, DC 20004
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 12th day of March, 2012.

SPDR® SERIES TRUST

By:	/s/ James E. Ross*
James E. Ross
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee	March 12, 2012

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	March 12, 2012

/s/ David M. Kelly* David M. Kelly	Trustee	March 12, 2012

/s/ Frank Nesvet* Frank Nesvet	Trustee	March 12, 2012

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	March 12, 2012

/s/ James E. Ross* James E. Ross	Trustee, President and Principal Executive Officer	March 12, 2012

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	March 12, 2012

*By:	/s/ Scott E. Habeeb
Scott E. Habeeb As Attorney-in-Fact Pursuant to Power of Attorney